LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Sep. 30, 2012
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

5.              LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Loans receivable at September 30, 2012 and 2011 are summarized as follows:

Single-family residential:
Residential first mortgage	$211,759,949	$242,091,310
Residential second mortgage	42,091,046	51,535,399
Home equity lines of credit	143,931,567	176,324,206
Total single-family residential	397,782,562	469,950,915
Commercial:
Commercial and multi-family real estate	323,333,936	316,210,346
Land acquisition and development	47,262,727	51,497,056
Real estate construction and development:	21,906,992	22,330,981
Commercial and industrial	197,754,774	180,821,164
Total commercial	590,258,429	570,859,547
Consumer and installment	2,673,925	3,116,742
	990,714,916	1,043,927,204
Add (less):
Deferred loan costs	3,115,384	3,625,440
Loans in process	(986,063)	(566,213)
Allowance for loan losses	(17,116,595)	(25,713,622)
Total	$975,727,642	$1,021,272,809

Weighted average rate at end of year	4.92%	5.30%

The Bank has made loans to officers and directors in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing for comparable transactions with other customers and did not, in the opinion of management, involve more than normal credit risk at the time of origination.

Changes in loans to senior officers and directors for the years ended September 30, 2012 and 2011 are summarized as follows:

Balance, September 30, 2010	$12,357,727
Additions	1,740,531
Repayments and reclassifications	(1,469,993)
Balance, September 30, 2011	12,628,265
Additions	583,232
Repayments and reclassifications	(12,211,118)
Balance, September 30, 2012	$1,000,379

Home equity lines of credit to senior officers and directors totaled $566,000, of which $153,000 had been disbursed as of September 30, 2012.

At September 30, 2012, and 2011, the Bank was servicing loans for others totaling approximately $10.1 million and $14.0 million, respectively. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing. Loan servicing income is recorded on the accrual basis and includes servicing fees received from investors and certain charges collected from borrowers.

Allowance for Loan Losses

The Company maintains an allowance for loan losses to absorb probable losses in the Company’s loan portfolio.  Loan charge-offs are charged against and recoveries are credited to the allowance.  Provisions for loan losses are charged to income and credited to the allowance in an amount necessary to maintain an appropriate allowance given the risks identified in the portfolio.  The allowance is comprised of specific allowances on impaired loans (assessed for loans that have known credit weaknesses) and pooled or general allowances based on assigned risk ratings and historical loan loss experience for each loan type.  The allowance is based upon management’s estimates of probable losses inherent in the loan portfolio.

In general, impairment losses on all single-family residential real estate loans that become 180 days past due and all consumer loans that become 120 days past due are recognized through charge-offs to the allowance for loan losses.  For impaired single-family residential real estate and consumer loans that do not meet these criteria, management considers many factors before charging off a loan and might establish a specific reserve in lieu of a charge-off.  While the delinquency status of the loan is a primary factor in determining whether to establish a specific reserve or record a charge-off, other key factors are considered, including the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  For purposes of determining the allowance for loan losses, all residential and consumer loan charge-offs and changes in the level of specific reserves are included in the determination of historical loss rates for each pool of loans with similar risk characteristics, as described below.

For commercial loans, all or a portion of a loan is charged off when circumstances indicate that a loss is probable and there is no longer a reasonable expectation that a change in such circumstances will result in the collection of the full amount of the loan.  Similar to single-family residential real estate loans, management considers many factors before charging off a loan.  While the delinquency status of the loan is a primary factor, other key factors are considered and the Company does not charge off commercial loans based solely on a predetermined length of delinquency.  The other factors considered include the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  For purposes of determining the allowance for loan losses, all commercial loan charge-offs and changes in the level of specific reserves are included in the determination of historical loss rates for each pool of loans with similar risk characteristics, as described below.

As the result of the Company’s required change from the Office of Thrift Supervision’s (“OTS”) Thrift Financial Reports to the Office of the Comptroller of the Currency’s (“OCC”) Call Reports that became effective March 31, 2012, the Company modified its charge-off policy during the three months ended March 31, 2012 to comply with the OCC’s guidelines.  As permitted by the OTS, the Company had previously used specific loan loss reserves to recognize impairment charges on certain collateral-dependent loans under certain circumstances.  In general under the Company’s previous policy, a specific reserve could have been recorded in lieu of a charge-off on an impaired collateral-dependent loan when management believed that the borrower still had the ability to bring the loan current or could provide additional collateral.  The Company did not charge off loans based solely on a predetermined length of delinquency.  Also, to enhance tracking of payment performance and facilitate billing and collection efforts, specific reserves were generally established in lieu of partial charge-offs on single-family residential real estate loans.  Once collection efforts failed, all or a portion of the loan was generally charged off, as appropriate.  The OCC generally requires such impairment charges to be recognized through loan charge-offs.  For purposes of determining the allowance for loan losses, all charge-offs and changes in the level of specific reserves were included in the determination of historical loss rates for each pool of loans with similar risk characteristics.  As the result of the modifications to the loan charge-off policy to comply with the OCC’s guidance, the Company recorded $5.9 million of charge-offs during the quarter ended March 31, 2012 for loans that it had established specific reserves in previous periods.  Because these losses had been recognized in prior periods, the charge-off of the $5.9 million of specific reserves had no impact on the Company’s provision for loan losses or stockholders’ equity during the quarter ended March 31, 2012.

During the fourth quarter of 2012, the Company adopted newly-issued industry-wide guidance by the OCC that clarified the accounting treatment for mortgage and consumer loans where the borrower’s obligation was discharged in bankruptcy and the borrower did not reaffirm the debt.  The guidance clarified that such loans should be classified as non-accrual and should be charged down to the underlying collateral value less costs to sell even if the borrower is current on all payments.  Following previous regulatory guidance, the Company had historically restored such loans to accrual status if the borrower had made six consecutive timely payments and certain other criteria were met.  This clarification resulted in charge-offs totaling $697,000 in the fourth quarter of 2012 and a $713,000 increase in non-accrual loans at September 30, 2012.  While the impact of the OCC clarification accelerated charge-offs of such loans, the allowance for loan losses contained full coverage for these charge-offs resulting in no corresponding increase in the provision for loan losses in the period the guidance was adopted.

During the years ended September 30, 2012 and 2011, charge-offs of non-performing and impaired loans totaled $23.0 million and $16.5 million, respectively, including partial charge-offs of $10.7 million and $4.3 million, respectively.  At September 30, 2012 and 2011, the remaining principal balance of non-performing and impaired loans for which the Company previously recorded partial charge-offs totaled $16.2 million and $317,000, respectively.

For purposes of determining the allowance for loan losses, the Company has segmented its loan portfolio into the following pools (or segments) that have similar risk characteristics: residential loans, commercial loans and consumer loans.  Loans within these segments are further divided into subsegments, or classes, based on the associated risks within these subsegments. Residential loans are divided into three classes: single-family first mortgage loans, single-family second mortgage loans and home equity lines of credit.  Commercial loans are divided into four classes including, land acquisition and development loans, real estate construction and development loans, commercial and multi-family real estate loans, and commercial and industrial loans.  Consumer loans are not subsegmented because of the small balance in this segment.

The following is a summary of the significant risk characteristics for each segment of loans:

Residential mortgage loans are secured by one- to four-family residential properties with loan-to-value ratios at the time of origination generally equal to 80% or less.  Such loans with loan-to-value ratios of greater than 80% at the time of origination generally require private mortgage insurance.  Second mortgage loans and home equity lines of credit generally involve greater credit risk than first mortgage loans because they are secured by mortgages that are subordinate to the first mortgage on the property.  If the borrower is forced into foreclosure, the Company will receive no proceeds from the sale of the property until the first mortgage has been completely repaid.  Since a large portion of the Company’s home equity lines of credit are generally originated in conjunction with the origination of first mortgage loans eligible for sale in the secondary market, and the Company typically does not service the related first mortgage loans if they are sold, the Company may be unable to track the delinquency status of the related first mortgage loans and whether such loans are at risk of foreclosure by others.  In addition, home equity lines of credit are initially offered as “revolving” lines of credit whereby the borrowers are only required to make scheduled interest payments during the initial term of the loans, which is generally five years.  Thereafter, the borrowers no longer have the ability to make principal draws from the lines and the loans convert to a fully-amortizing basis, requiring scheduled principal and interest payments sufficient to repay the loans within a certain period of time, which is generally ten years.  The conversion of a home equity line of credit to a fully amortizing basis presents an increased level of default risk since the borrower no longer has the ability to make principal draws on the line, and the amount of the required monthly payment could substantially increase to provide for scheduled repayment of principal and interest.  Prior to 2008, the Company offered second mortgage loans that exceeded 80% combined loan-to-value ratios, which were priced with enhanced yields.  The Company continues to offer second mortgage loans, but only up to 80% of the collateral values and on a limited basis to credit-worthy borrowers.  However, the current underwriting guidelines are more stringent due to the current adverse economic environment.

Commercial loans represent loans to varying types of businesses, including municipalities, school districts and nonprofit organizations, to support working capital, operational needs and term financing of equipment.  Repayment of such loans is generally provided through operating cash flows of the business.  Commercial and multi-family real estate loans include loans secured by real estate occupied by the borrower for ongoing operations, non-owner occupied real estate leased to one or more tenants and greater-than-four family apartment buildings.  Land acquisition and development loans are made to borrowers for the purpose of infrastructure improvements to vacant land to create finished marketable residential and commercial lots or land.  Most land development loans are originated with the intention that the loans will be paid through the sale of developed lots or land by the developers generally within twelve months of the completion date.  Real estate construction and development loans include secured loans for the construction of residential properties by real estate professionals and, to a lesser extent, individuals, and business properties that often convert to a commercial real estate loan at the completion of the construction period.  Commercial and industrial loans include loans made to support working capital, operational needs and term financing of equipment and are generally secured by equipment, inventory, accounts receivable and personal guarantees of the owner.  Repayment of such loans is generally provided through operating cash flows of the business, with the liquidation of collateral as a secondary repayment source.

Consumer loans include primarily loans secured by savings accounts and automobiles.  Savings account loans are fully secured by restricted deposit accounts held at the Bank.  Automobile loans include loans secured by new and pre-owned automobiles.

In determining the allowance and the related provision for loan losses, the Company establishes valuation allowances based upon probable losses identified during the review of impaired loans. These estimates are based upon a number of objective factors, such as payment history, financial condition of the borrower and discounted collateral exposure.  For further information, see the discussion of impaired loans below.  In addition, all loans that are not evaluated individually for impairment and any individually evaluated loans determined not to be impaired are segmented into groups based on similar risk characteristics as described above.  The Company’s methodology includes factors that allow management to adjust its estimates of losses based on the most recent information available.  Such risk factors are generally reviewed and updated quarterly, as appropriate.  Historical loss rates for each risk group, which are updated quarterly, are quantified using all recorded loan charge-offs, changes in specific allowances on loans and real estate acquired through foreclosure and any gains and losses on the final disposition of real estate acquired through or in lieu of foreclosure.  These historical loss rates for each risk group are used as the starting point to determine allowance provisions.  Such rates are then adjusted to reflect actual changes and anticipated changes in national and local economic conditions and developments, the volume and severity of delinquent and internally classified loans, including the impact of scheduled loan maturities, loan concentrations, assessment of trends in collateral values, assessment of changes in borrowers’ financial stability, and changes in lending policies and procedures, including underwriting standards and collections, charge-off and recovery practices.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the allowance for loan losses.  Such agencies may require the Company to modify its allowance for loan losses based on their judgment about information available to them at the time of their examination.

The following table summarizes the activity in the allowance for loan losses for the years ended September 30, 2012, 2011 and 2010:

	2012	2011	2010
Balance, beginning of year	$25,713,622	$26,975,717	$20,579,170
Provision charged to expense	14,450,000	14,800,000	26,064,000
Charge-offs:
Residential real estate loans:
Residential real estate first mortgage	8,034,624	4,519,629	3,773,665
Residential real estate second mortgage	2,696,028	2,094,004	2,099,401
Home equity lines of credit	6,028,622	3,002,230	4,164,730
Total residential real estate loans	16,759,274	9,615,863	10,037,796
Commercial loans:
Commercial & multi-family real estate	4,050,492	1,545,367	4,323,493
Land acquisition & development	261,725	4,382,462	1,144,690
Real estate construction & development	298,045	49,900	2,254,473
Commercial & industrial	2,067,253	773,848	2,539,604
Total commercial loans	6,677,515	6,751,577	10,262,260
Consumer and other	215,456	100,551	174,425
Total charge-offs	23,652,245	16,467,991	20,474,481
Recoveries:
Residential real estate loans:
Residential real estate first mortgage	81,260	66,500	383,573
Residential real estate second mortgage	103,321	117,374	75,569
Home equity lines of credit	150,146	153,868	22,843
Total residential real estate loans	334,727	337,742	481,985
Commercial loans:
Commercial & multi-family real estate	113,837	10,950	87,928
Land acquisition & development	7,716	2,415	5,000
Real estate construction & development	10,200	1,293	—
Commercial & industrial	117,405	44,883	223,432
Total commercial loans	249,158	59,541	316,360
Consumer and other	21,333	8,613	8,683
Total recoveries	605,218	405,896	807,028
Net charge-offs	23,047,027	16,062,095	19,667,453
Balance, end of year	$17,116,595	$25,713,622	$26,975,717

The following table summarizes, by loan portfolio segment, the changes in the allowance for loan losses for the years ended September 30, 2012 and 2011 and information regarding the balance in the allowance and the recorded investment in loans by impairment method at September 30, 2012 and 2011.

	September 30, 2012
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622
Provision charged to expense	8,930,211	5,805,630	(221,887)	(63,954)	14,450,000
Charge-offs	(16,759,276)	(6,677,516)	(215,452)	—	(23,652,244)
Recoveries	334,730	249,157	21,330	—	605,217
Balance, end of period	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595

Allowance balance at end of period based on:
Loans individually evaluated for impairment	$624,825	$—	$—	$—	$624,825
Loans collectively evaluated for impairment	8,723,286	7,633,303	28,272	106,909	16,491,770
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of period	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595

Recorded investment in loans receivable at end of period:
Total loans receivable	$398,732,907	$591,431,264	$2,680,065		$992,844,236
Loans receivable individually evaluated for impairment	42,642,539	22,271,208	208,620		65,122,367
Loans receivable collectively evaluated for impairment	356,090,368	569,160,056	2,471,445		927,721,869
Loans receivable acquired with deteriorated credit quality	—	—	—		—

	September 30, 2011
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of period	$11,192,096	$15,533,915	$149,578	$100,128	$26,975,717
Provision charged to expense	14,928,471	(585,847)	386,641	70,735	14,800,000
Charge-offs	(9,615,863)	(6,751,577)	(100,551)	—	(16,467,991)
Recoveries	337,742	59,541	8,613	—	405,896
Balance, end of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622

Allowance balance at end of period based on:
Loans individually evaluated for impairment	$6,823,235	$1,761,301	$391,497	$—	$8,976,033
Loans collectively evaluated for impairment	10,019,211	6,494,731	52,784	170,863	16,737,589
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622

Recorded investment in loans receivable at end of period:
Total loans receivable	$472,312,786	$571,549,810	$3,123,835		$1,046,986,431
Loans receivable individually evaluated for impairment	52,261,847	12,956,783	526,191		65,744,821
Loans receivable collectively evaluated for impairment	420,050,939	558,593,027	2,597,644		981,241,610
Loans receivable acquired with deteriorated credit quality	—	—	—		—

Impaired Loans

The following is a summary of the unpaid principal balance and recorded investment of impaired loans as of September 30, 2012 and 2011.  The recorded investments and unpaid principal balances have been reduced by all partial charge-offs of the related loans to the allowance for loan losses.  The recorded investment of certain loan categories exceeds the unpaid principal balance of such categories as the result of the deferral and capitalization of certain direct loan origination costs, net of any origination fees collected, under ASC 310-20-30.

	September 30, 2012		September 30, 2011
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans: (1)
Non-accrual loans	$17,462,262	$17,503,014	$15,039,622	$15,071,226
Troubled debt restructurings current under restructured terms	22,198,364	22,284,401	24,477,261	24,554,899
Troubled debt restructurings past due under restructured terms	7,816,737	7,855,686	13,864,079	13,923,621
Total non-performing loans	47,477,363	47,643,101	53,380,962	53,549,746
Troubled debt restructurings returned to accrual status	17,402,455	17,479,266	12,126,325	12,195,075
Total impaired loans	$64,879,818	$65,122,367	$65,507,287	$65,744,821

(1) All non-performing loans at September 30, 2012 and 2011 were classified as non-accrual.

A loan is considered to be impaired when, based on current information and events, management determines that the Company will be unable to collect all amounts due according to the loan contract, including scheduled interest payments.  When a loan is identified as impaired, the amount of impairment loss is measured based on either the present value of expected future cash flows, discounted at the loan’s effective interest rate, or for collateral-dependent loans, observable market prices or the current fair value of the collateral.  If the amount of impairment loss is measured based on the present value of expected future cash flows, the entire change in present value is recorded in the provision for loan losses.  If the fair value of the collateral is used to measure impairment of a collateral-dependent loan and repayment or satisfaction of the loan is dependent on the sale of the collateral, the fair value of the collateral is adjusted to consider estimated costs to sell.  However, if repayment or satisfaction of the loan is dependent only on the operation, rather than the sale of the collateral, the measurement of impairment does not incorporate estimated costs to sell the collateral.  If the value of the impaired loan is determined to be less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment charge is recognized through a provision for loan losses.  The following table summarizes the principal balance, net of amounts charged off, of impaired loans at September 30, 2012 and 2011 by the impairment method used.

	2012	2011
	(In Thousands)
Fair value of collateral method	$42,405	$24,996
Present value of cash flows method	22,475	40,511
Total impaired loans	$64,880	$65,507

Loans considered for individual impairment analysis include loans that are past due, loans that have been placed on non-accrual status, troubled debt restructurings, loans with internally assigned credit risk ratings that indicate an elevated level of risk, or loans that management has knowledge of or concerns about the borrower’s ability to pay under the contractual terms of the note.  Residential loans to be evaluated for impairment are generally identified through a review of loan delinquency reports, internally-developed risk classification reports, and discussions with the Bank’s loan collectors.  Commercial loans evaluated for impairment are generally identified through a review of loan delinquency reports, internally-developed risk classification reports, discussions with loan officers, discussions with borrowers, periodic individual loan reviews and local media reports indicating problems with a particular project or borrower.  Commercial loans are individually reviewed and assigned a credit risk rating periodically by the internal loan committee.  See discussion of credit quality below.

The following is a summary of impaired loans and other related information as of September 30, 2012 and 2011.  The recorded investments and unpaid principal balances have been reduced by all partial charge-offs of the related loans to the allowance for loan losses.  The recorded investment of certain loan classes exceeds the unpaid principal balance of such classes as the result of the deferral and capitalization of certain direct loan origination costs, net of any origination fees collected, under ASC 310-20-30.

	At September 30, 2012				At September 30, 2011
		Unpaid Principal Balance				Unpaid Principal Balance
		Loans with	Loans with			Loans with	Loans with
		Partial	No Partial			Partial	No Partial
	Recorded	Charge-offs	Charge-offs	Related	Recorded	Charge-offs	Charge-offs	Related
	Investment	Recorded	Recorded	Allowance	Investment	Recorded	Recorded	Allowance
With no related allowance recorded:
Residential real estate first mortgage	$30,706,940	$6,637,737	$26,672,337	$—	$25,772,623	$101,902	$25,595,485	$—
Residential real estate second mortgage	3,840,089	632,181	3,559,450	—	2,726,816	—	2,716,629	—
Home equity lines of credit	3,436,217	1,128,509	2,827,438	—	3,025,818	—	3,025,818	—
Land acquisition and development	39,009	53,858	—	—	64,856	—	64,856	—
Real estate construction & development	388,767	114,445	328,116	—	1,745,879	—	1,745,279	—
Commercial & multi-family real estate	16,133,126	11,071,487	10,203,990	—	5,324,044	—	5,448,601	—
Commercial & industrial	5,710,306	5,182,085	1,500,954	—	467,448	—	467,964	—
Consumer and other	208,620	174,962	158,503	—	68,493	—	68,477	—
Total	60,463,074	24,995,264	45,250,788	—	39,195,977	101,902	39,133,109	—

With an allowance recorded:
Residential real estate first mortgage	3,932,673	751,226	3,417,970	346,365	14,673,518	—	14,611,480	3,175,977
Residential real estate second mortgage	393,983	—	396,977	191,612	1,787,617	—	1,780,640	1,133,592
Home equity lines of credit	332,637	—	335,312	86,848	4,275,455	—	4,275,455	2,513,666
Land acquisition and development	—	—	—	—	285,353	—	285,254	84,754
Real estate construction & development	—	—	—	—	699,392	—	762,584	157,783
Commercial & multi-family real estate	—	—	—	—	3,647,191	—	3,796,968	1,229,855
Commercial & industrial	—	—	—	—	722,620	—	806,468	288,909
Consumer and other	—	—	—	—	457,698	—	459,644	391,497
Total	4,659,293	751,226	4,150,259	624,825	26,548,844	—	26,778,493	8,976,033

Total:
Residential real estate first mortgage	34,639,613	7,388,963	30,090,307	346,365	40,446,141	101,902	40,206,965	3,175,977
Residential real estate second mortgage	4,234,072	632,181	3,956,427	191,612	4,514,433	—	4,497,269	1,133,592
Home equity lines of credit	3,768,854	1,128,509	3,162,750	86,848	7,301,273	—	7,301,273	2,513,666
Land acquisition and development	39,009	53,858	—	—	350,209	—	350,110	84,754
Real estate construction & development	388,767	114,445	328,116	—	2,445,271	—	2,507,863	157,783
Commercial & multi-family real estate	16,133,126	11,071,487	10,203,990	—	8,971,235	—	9,245,569	1,229,855
Commercial & industrial	5,710,306	5,182,085	1,500,954	—	1,190,068	—	1,274,432	288,909
Consumer and other	208,620	174,962	158,503	—	526,191	—	528,121	391,497
Total	$65,122,367	$25,746,490	$49,401,047	$624,825	$65,744,821	$101,902	$65,911,602	$8,976,033

	Year Ended
	September 30, 2012		September 30, 2011
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
With no related allowance recorded:
Residential real estate first mortgage	$29,553,434	$1,026,328	$29,102,712	$420,013
Residential real estate second mortgage	3,426,107	148,162	3,095,613	81,122
Home equity lines of credit	3,492,655	71,781	3,068,344	107,246
Land acquisition and development	29,816	—	2,675,169	962
Real estate construction & development	936,763	4,986	2,824,643	13,366
Commercial & multi-family real estate	12,599,341	883,784	4,826,283	199,065
Commercial & industrial	4,242,100	261,714	535,836	64,682
Consumer and other	196,759	2,787	64,894	22,192
Total		2,399,542		908,648

With an allowance recorded:
Residential real estate first mortgage	8,404,107	78,724	12,500,659	641,798
Residential real estate second mortgage	827,732	5,334	1,408,422	68,077
Home equity lines of credit	887,651	11,614	3,307,957	56,386
Land acquisition and development	222,104	—	2,216,196	5,159
Real estate construction & development	107,306	—	435,306	5,644
Commercial & multi-family real estate	1,054,726	—	4,928,413	242,713
Commercial & industrial	286,417	—	1,039,663	29,661
Consumer and other	87,439	—	413,568	2,024
Total		95,672		1,051,462

Total:
Residential real estate first mortgage	37,957,541	1,105,052	41,603,371	1,061,811
Residential real estate second mortgage	4,253,839	153,496	4,504,035	149,199
Home equity lines of credit	4,380,306	83,395	6,376,301	163,632
Land acquisition and development	251,920	—	4,891,365	6,121
Real estate construction & development	1,044,069	4,986	3,259,949	19,010
Commercial & multi-family real estate	13,654,067	883,784	9,754,696	441,778
Commercial & industrial	4,528,517	261,714	1,575,499	94,343
Consumer and other	284,198	2,787	478,462	24,216
Total		$2,495,214		$1,960,110

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes.  Borrowers are generally classified as delinquent once payments become 30 days or more past due.  The Company’s policy is to discontinue the accrual of interest income on any loan when, in the opinion of management, the ultimate collectibility of interest or principal is no longer probable.  Management considers many factors before placing a loan on non-accrual, including the delinquency status of the loan, the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  Previously accrued but unpaid interest is charged to current income at the time a loan is placed on non-accrual status.  Subsequent collections of cash may be applied as reductions to the principal balance, interest in arrears, or recorded as income depending on management’s assessment of the ultimate collectibility of the loan.  Non-accrual loans are returned to accrual status when, in the opinion of management, the financial position of the borrower indicates that the timely collectibility of interest and principal is probable and the borrower demonstrates the ability to pay under the terms of the note through a sustained period of repayment performance, which is generally six months.  Prior to returning a loan to accrual status, the loan is individually reviewed.  Many factors are considered prior to returning a loan to accrual status, including a positive change in the borrower’s financial situation or the Company’s collateral position that, together with the sustained period of repayment performance, result in the likelihood of a loss that is no longer probable.

The following is a summary of the recorded investment in loans receivable by class that were 30 days or more past due with respect to contractual principal or interest payments at September 30, 2012 and 2011.  The summary does not include $351,000 and $2.5 million of commercial loans at September 30, 2012 and 2011, respectively, that had passed their contractual maturity dates and were in the process of renewal because the borrowers were not past due 30 days or more with respect to their scheduled periodic principal or interest payments.

	September 30, 2012
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Residential real estate first mortgage	$2,567,694	$3,229,337	$5,792,387	$11,589,418	$200,183,277	$211,772,695	$—	$21,635,255
Residential real estate second mortgage	264,540	273,642	433,195	971,377	41,277,730	42,249,107	—	2,257,597
Home equity lines of credit	1,940,740	902,941	1,182,495	4,026,176	140,684,929	144,711,105	—	3,420,409
Land acquisition and development	110,308	—	39,009	149,317	47,186,229	47,335,546	—	39,009
Real estate construction & development	—	—	357,643	357,643	21,535,974	21,893,617	—	388,767
Commercial & multi-family real estate	290,776	69,756	8,230,195	8,590,727	315,502,338	324,093,065	—	14,155,739
Commercial & industrial	23,421	—	266,042	289,463	197,819,573	198,109,036	—	5,601,512
Consumer and other	5,467	4,152	149,861	159,480	2,520,585	2,680,065	—	144,935
Total	$5,202,946	$4,479,828	$16,450,827	$26,133,601	$966,710,635	$992,844,236	$—	$47,643,223

	September 30, 2011
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Residential real estate first mortgage	$5,358,948	$2,882,199	$11,264,959	$19,506,106	$223,662,221	$243,168,327	$—	$30,291,026
Residential real estate second mortgage	794,911	155,772	820,556	1,771,239	49,986,363	51,757,601	—	3,501,646
Home equity lines of credit	2,960,623	633,473	3,948,135	7,542,230	169,844,628	177,386,858	—	6,330,824
Land acquisition and development	314,856	—	285,254	600,110	51,042,361	51,642,471	—	350,210
Real estate construction & development	—	—	904,773	904,773	21,387,494	22,292,267	—	2,445,271
Commercial & multi-family real estate	4,367,633	3,469,293	2,374,682	10,211,608	306,146,688	316,358,296	—	8,971,235
Commercial & industrial	280,482	—	271,829	552,311	180,704,465	181,256,776	—	1,190,067
Consumer and other	58,026	74,252	248,949	381,227	2,742,607	3,123,835	—	469,467
Total	$14,135,479	$7,214,989	$20,119,137	$41,469,604	$1,005,516,827	$1,046,986,431	$—	$53,549,746

Credit Quality

The credit quality of the Company’s residential and consumer loans is primarily monitored on the basis of aging and delinquency, as summarized in the table above.  The credit quality of the Company’s commercial loans is primarily monitored using an internal rating system reflecting management’s risk assessment based on an analysis of several factors including the borrower’s financial condition, the financial condition of the underlying business, cash flows of the underlying collateral and the delinquency status of the loan.  The internal system assigns one of the following five risk gradings.  The “pass” category consists of a range of loan sub-grades that reflect various levels of acceptable risk.  Movement of risk through the various sub-grade levels in the “pass” category is monitored for early identification of credit deterioration.  The “special mention” rating is considered a “watch” rating rather than an “adverse” rating and is assigned to loans where the borrower exhibits negative financial trends due to borrower-specific or systemic conditions that, if left uncorrected, threaten the borrower’s capacity to meet its debt obligations.  The borrower is believed to have sufficient financial flexibility to react to and resolve its negative financial situation. This is a transitional grade that is closely monitored for improvement or deterioration.  The “substandard” rating is assigned to loans where the borrower exhibits well-defined weaknesses that jeopardize its continued performance and are of a severity that the distinct possibility of default exists.  The “doubtful” rating is assigned to loans that have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, questionable resulting in a high probability of loss.  An asset classified as “loss” is considered uncollectible and of such little value that charge-off is generally warranted.  In limited circumstances, the Company might establish a specific allowance on assets classified as loss if a charge-off is not yet warranted because circumstances are changing and the exact amount of the loss cannot be determined.

The following is a summary of the recorded investment of loan risk ratings by class at September 30, 2012 and 2011.

	September 30, 2012
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Residential real estate first mortgage	$185,061,008	$462,421	$23,039,578	$3,209,688	$—
Residential real estate second mortgage	39,698,676	181,825	1,779,092	589,514	—
Home equity lines of credit	139,910,992	146,631	3,511,016	1,142,466	—
Land acquisition and development	34,632,857	4,549,053	8,153,636	—	—
Real estate construction & development	21,504,850	—	34,173	354,594	—
Commercial & multi-family real estate	297,366,661	1,189,914	22,729,017	2,807,473	—
Commercial & industrial	184,570,394	575,990	12,962,652	—	—
Consumer and other	2,535,130	—	—	144,935	—
Total	905,280,568	7,105,834	72,209,164	8,248,670	—
Less related specific allowance	—	—	(624,825)	—
Total net of allowance	$905,280,568	$7,105,834	$71,584,339	$8,248,670	$—

	September 30, 2011
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Residential real estate first mortgage	$203,690,460	$2,390,396	$36,571,024	$516,447	$—
Residential real estate second mortgage	47,604,902	101,212	3,932,222	119,265	—
Home equity lines of credit	169,988,030	99,267	6,000,449	1,299,112	—
Land acquisition and development	48,284,733	—	3,357,738	—	—
Real estate construction & development	19,717,698	—	2,574,569	—	—
Commercial & multi-family real estate	264,896,753	12,549,086	38,707,248	205,209	—
Commercial & industrial	162,411,843	10,499,378	8,044,643	300,912	—
Consumer and other	2,654,369	—	290,168	179,298	—
Total	919,248,788	25,639,339	99,478,061	2,620,243	—
Less related specific allowance	—	—	(7,565,115)	(1,410,918)
Total net of allowance	$919,248,788	$25,639,339	$91,912,946	$1,209,325	$—

Troubled Debt Restructurings

The following is a summary of the unpaid principal balance and recorded investment of troubled debt restructurings as of September 30, 2012 and 2011.  The recorded investments and unpaid principal balances have been reduced by all partial charge-offs of the related loans to the allowance for loan losses.  The recorded investment of certain loan categories exceeds the unpaid principal balance of such categories as the result of the deferral and capitalization of certain direct loan origination costs, net of any origination fees collected, under ASC 310-20-30.

	September 30, 2012		September 30, 2011
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans (1):
Current under restructured terms	$22,198,364	$22,284,401	$24,477,261	$24,554,899
Past due under restructured terms	7,816,737	7,855,686	13,864,079	13,923,621
Total non-performing	30,015,101	30,140,087	38,341,340	38,478,520
Returned to accrual status	17,402,455	17,479,266	12,126,325	12,195,075
Total troubled debt restructurings	$47,417,556	$47,619,353	$50,467,665	$50,673,595

A loan is classified as a troubled debt restructuring if the Company, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider.  Such concessions related to residential mortgage and consumer loans usually include a modification of loan terms, such as a reduction of the rate to below-market terms, adding past-due interest to the loan balance, extending the maturity date, or a discharge in bankruptcy and the borrower has not reaffirmed the debt.  Such concessions related to commercial loans usually include a modification of loan terms, such as a reduction of the rate to below-market terms, adding past-due interest to the loan balance or extending the maturity date, and, to a much lesser extent, a partial forgiveness of debt.  In addition, because of their short term nature, a commercial loan could be classified as a troubled debt restructuring if the loan matures, the borrower is considered troubled and the scheduled renewal rate on the loan is determined to be less than a risk-adjusted market interest rate on a similar credit.  A loan classified as a troubled debt restructuring will generally retain such classification until the loan is paid in full.  However, a restructured loan that is in compliance with its modified terms and yields a market rate of interest at the time of restructuring is removed from the troubled debt restructuring classification once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally one year.  Interest income on restructured loans is accrued at the reduced rate and the loan is returned to performing status once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally six months.

Accruing loans that were restructured within the years ended September 30, 2012, 2011 and 2010 and restructured loans that defaulted during the years ended September 30, 2012, 2011 and 2010 are presented within the table below. The Company considers a loan to have defaulted when it becomes 90 or more days delinquent under the modified terms, has been transferred to non-accrual status, has been charged off or has been acquired through or in lieu of foreclosure.

	Total Restructured During			Defaulted During
	Year Ended September 30,			Year Ended September 30,
	2012	2011	2010	2012	2011	2010

Residential mortgage loans	$7,667,713	$11,916,113	$18,686,051	$17,826,288	$12,931,213	$3,121,377
Commercial loans	7,689,631	7,806,257	5,130,463	1,607,578	650,959	7,926,935
Consumer loans	41,954	—	—	312,165	—	—
Total	$15,399,298	$19,722,370	$23,816,514	$19,746,031	$13,582,172	$11,048,312

The amount of additional funds committed to borrowers (undisbursed) who were included in troubled debt restructured status at September 30, 2012 and 2011 was $5,000 and $134,000, respectively.

The financial impact of troubled debt restructurings can include loss of interest due to reductions in interest rates and partial or total forgiveness of accrued interest and increases in the provision for losses.  The gross amount of interest that would have been recognized under the original terms of renegotiated loans was $3.4 million and $3.1 million for the years ended September 30, 2012 and 2011, respectively.  The actual amount of interest income recognized under the restructured terms totaled $2.1 million and $2.9 million for the years ended September 30, 2012 and 2011.  Provisions for losses related to restructured loans totaled $3.6 million and $6.1 million for the years ended September 30, 2012 and 2011, respectively.

Included in impaired loans at September 30, 2012 and 2011 were $30.0 million and $38.3 million, respectively, of loans that were modified and are classified as troubled debt restructurings because of the borrowers’ financial difficulties.  The restructured terms of the loans generally included a reduction of the interest rates and the addition of past due interest to the principal balance of the loans, the scheduled renewal rates of the loans at maturity were determined to be less than risk-adjusted market interests rate on similar credits, or the borrower’s obligation was discharged in bankruptcy and the borrower did not reaffirm the debt.  At September 30, 2012, $22.2 million, or 74.0%, of these loans were performing as agreed under the modified terms of the loans compared with $24.5 million, or 63.8%, at September 30, 2011.  Excluded from non-performing assets at September 30, 2012 and 2011 were $17.4 million and $12.1 million, respectively, of loans that were modified in troubled debt restructurings but were no longer classified as non-performing because of the borrowers’ favorable performance histories.  Specific loan loss allowances related to troubled debt restructurings at September 30, 2012 and 2011 were $625,000 and $4.2 million, respectively.